Statement of consolidated financial position - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	R$ 13,862,852	R$ 6,803,880
Financial investments	3,627,227	1,687,504
Trade accounts receivable	4,731,979	2,285,750
Inventories	8,383,650	7,625,084
Taxes recoverable	1,192,665	1,238,011
Income tax and social contribution	1,547,916	439,933
Dividends and interest on capital	165	3,074
Prepaid expenses	344,867	115,096
Derivatives	33,769	4,712
Judicial deposits		2,571,683
Other receivables	465,154	614,827
Current assets	34,190,244	23,389,554
Non-current assets
Financial investments	15,564	9,708
Trade accounts receivable	23,229	20,901
Inventories	18,036	16,325
Taxes recoverable	1,072,737	2,257,718
Income tax and social contribution	72,267	239,847
Deferred income tax and social contribution	8,529,972	2,662,596
Judicial deposits	196,911	1,508,880
Derivatives	34,091	17,877
Other receivables	227,480	258,865
Investments	43,153	63,843
Property, plant and equipment	35,929,149	32,315,181
Intangible assets	2,828,691	2,762,088
Right of use of assets	2,902,395	2,605,654
Non-current assets	51,893,675	44,739,483
Total assets	86,083,919	68,129,037
Current liabilities
Trade payables	9,946,315	9,116,989
Borrowings	1,318,931	774,924
Braskem Idesa borrowings	7,660,128	744,408
Debentures	54,436	46,666
Derivatives	592,251	49,251
Payroll and related charges	814,566	623,723
Taxes payable	952,689	322,886
Income tax and social contribution	284,129	34,856
Dividends	5,456	6,502
Advances from customers	287,449	355,764
Leniency agreement	397,036	362,719
Sundry provisions	362,407	203,134
Other payables	466,341	930,638
Provision - geological event in Alagoas	4,349,931	1,450,476
Other financial liabilities		516,933
Lease	895,109	676,291
Current liabilities	28,387,174	16,216,160
Non-current liabilities
Trade payables	7,233	3,837
Borrowings	40,413,192	28,242,052
Braskem Idesa borrowings	4,399,110	9,237,318
Debentures	181,679	227,901
Derivatives	558,913	169,513
Taxes payable	1,370	129,353
Loan to non-controlling shareholders of Braskem Idesa	3,222,493	2,395,887
Income tax and social contribution	576,174
Deferred income tax and social contribution	1,234,398	273,036
Post-employment benefits	472,074	389,075
Advances from customers	382,478
Contingencies	1,151,087	1,151,524
Leniency agreement	1,077,314	1,379,549
Sundry provisions	511,801	302,072
Provision - geological event in Alagoas	4,825,846	1,932,591
Other payables	235,324	133,858
Lease	2,312,777	2,000,605
Non-current liabilities	61,563,263	47,968,171
Shareholders' equity
Capital	8,043,222	8,043,222
Capital reserve		232,472
Revenue reserves		1,905,255
Additional paid in capital	(488,388)	(488,388)
Other comprehensive income	(5,177,889)	(4,757,539)
Treasury shares	(49,704)	(49,724)
Accumulated losses	(4,529,547)
Total attributable to theCompany's shareholders	(2,202,306)	4,885,298
Non-controlling interest in subsidiaries	(1,664,212)	(940,592)
Shareholders' equity	(3,866,518)	3,944,706
Total liabilities and shareholders' equity	R$ 86,083,919	R$ 68,129,037